Share Capital and Additional Paid-In Capital - Schedule of Share Capital and Additional Paid-In Capital (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Authorized Class A Ordinary shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]	940,000,000
Amount	[1]	$ 940,000
Additional Paid-in Capital	[1]
Authorized Class B Ordinary Shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]	60,000,000
Amount	[1]	$ 60,000
Additional Paid-in Capital	[1]
Issued Class A Ordinary Shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]	16,349,986	11,000,000
Amount	[1]	$ 16,350	$ 11,000
Additional Paid-in Capital	[1]	$ 8,951,411	$ 3,463,898
Issued Class B Ordinary Shares [Member]
Schedule of Share Capital and Additional Paid-In Capital [Line Items]
Number of shares (in Shares)	[1]	7,150,000
Amount	[1]	$ 7,150
Additional Paid-in Capital	[1]

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.